UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2008

Date of reporting period:	September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended September 30, 2007

Total Return for the 6 Months Ended September 30, 2007
Class A	Class B	Class C	Class D	MSCI World Index[1]	Lipper Global Large-Cap Value Funds Average[2]
6.70%	6.70%	6.24%	6.81%	9.02%	6.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended September 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was equal to that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Global stock market performance during the six-month period ended September 30, 2007 was volatile. Markets were jolted out of their credit-market anxieties toward the end of the period as the Federal Open Market Committee (the "Fed") cut rates by 0.5 percent, or twice the amount that was widely expected. The move — along with subsequent comments by Federal Reserve officials — signaled that the central bank thought that there was a serious risk of a credit seizure impacting the broader U.S. economy. Other global stock exchanges also staged strong relief rallies, recuperating from the market turmoil that had preceded the Fed's policy decision. Even though global markets reacted favorably to the September 18th move from the Fed, fears are increasing that the fallout from the worst U.S. housing crisis in 16 years will send the world's largest economy into recession.

On the other side of the Atlantic, the Bank of England came under increasing criticism as it was forced to abandon its hands-off policy and bail out Northern Rock, one of the largest U.K. mortgage lending banks. The panic that followed forced the government to offer a 100 percent guarantee on all of Northern Rock's deposits and led to accusations that the Bank of England failed to respond quickly enough to the crisis. The European Central Bank shelved its planned rate increase, instead opting to inject further liquidity into the troubled money markets in an attempt to stabilize conditions there. The cash injection was notable for its size and gave an indication of the scale of the spreading U.S. mortgage market's crisis, which has bled over into the global short-term debt markets used by a wide variety of companies to finance short-term operations. The Bank of Japan also held its interest rate steady. Policy makers had wanted to tighten further, but a combination of disappointing economic data and market volatility closed the window of opportunity.

Performance Analysis

All share classes of Morgan Stanley Global Dividend Growth Securities underperformed the Morgan Stanley Capital International (MSCI) World Index and the Lipper Global Large-Cap Value Funds Average for the six months ended September 30, 2007, assuming no deduction of applicable sales charges.

Relative to the MSCI World Index, the Fund lagged performance within the materials sector. Investors have recently sought refuge in stocks with both direct and indirect exposure to China, through commodities and energy stocks, on the assumption that China has effectively decoupled from the U.S. economy and economic growth in China will remain robust. This preference for commodities related stocks was particularly evident in the metals and mining group, in which some of the MSCI World Index's larger stocks — which we did not hold based on valuation grounds — performed very strongly during the period. Stock selection in consumer staples was another detractor to relative performance over the period, most notably in the food, beverage and tobacco industry. Relative results were also hampered by stock selection within the health care sector, where the Fund is invested mainly in pharmaceuticals stocks.

Conversely, other investments in the portfolio performed well during the period. Stock selection in the telecommunication services sector contributed positively to relative performance, with especially strong performance from holdings in Europe. The Fund also benefited from strong stock selection within the information technology sector. Within this sector, holdings in the hardware equipment group as well as the software and services group performed well. The Fund also achieved gains in the consumer discretionary sector, due to a lack of exposure to the lagging retailing group and strong stock selection in the autos group.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Altria Group, Inc.	3.3%
BNP Paribas	2.6
International Business Machines Corp.	2.5
Cadbury Schweppes PLC	2.4
Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2.2
GlaxoSmithKline PLC	2.1
Telefonica S.A.	2.1
Imperial Tobacco Group PLC	2.0
Chevron Corp.	2.0
DaimlerChrylser AG	1.9
TOP FIVE COUNTRIES
United States	34.1%
United Kingdom	19.9
Japan	10.4
France	6.8
Netherlands	4.2

Data as of September 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in dividend paying equity securities of companies located in various countries around the world. The Fund's "Sub-Adviser," Morgan Stanley Investment Management Limited, seeks investments primarily in common stocks (including depositary receipts) of companies with a record of paying dividends and potential for increasing dividends. The Fund invests in at least three separate countries. The percentage of the Fund's assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Sub-Adviser. In addition, in selecting investments, the current portfolio management team employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The current portfolio management team selects securities of issuers from a broad range of countries, which may include emerging market countries. The team also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. Portfolio securities are typically sold when the portfolio management team assesses that a holding no longer satisfies some or all of its investment criteria.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/msim. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended September 30, 2007
Symbol	Class A Shares* (since 07/28/97) GLBAX		Class B Shares** (since 06/30/93) GLBBX		Class C Shares† (since 07/28/97) GLBCX		Class D Shares†† (since 07/28/97) GLBDX
1 Year	19.07% 12.82	[3] [4]	19.07% 14.07	[3] [4]	18.09% 17.09	[3] [4]	19.31% —	[3]
5 Years	18.19 16.92	[3] [4]	17.84 17.63	[3] [4]	17.31 17.31	[3] [4]	18.47 —	[3]
10 Years	7.46 6.88	[3] [4]	6.90 6.90	[3] [4]	6.64 6.64	[3] [4]	7.70 —	[3]
Since Inception	7.31 6.74	[3] [4]	9.48 9.48	[3] [4]	6.50 6.50	[3] [4]	7.55 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Global Large-Cap Value Funds Average tracks the performance of all funds in the Lipper Global Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Global Large-Cap Value Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/07 – 09/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	04/01/07	09/30/07	04/01/07 – 09/30/07
Class A
Actual (6.70% return)	$1,000.00	$1,067.00	$6.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.25	$5.87
Class B
Actual (6.70% return)	$1,000.00	$1,067.00	$5.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.35	$5.77
Class C
Actual (6.24% return)	$1,000.00	$1,062.40	$9.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.49	$9.65
Class D
Actual (6.81% return)	$1,000.00	$1,068.10	$4.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.51	$4.61

*  Expenses are equal to the Fund's annualized expense ratios of 1.16%, 1.14%, 1.91% and 0.91% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended September 30, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was equal to that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board noted that the Adviser had added portfolio managers to the Fund's portfolio management team in the past twelve to eighteen months. The Board also noted the Fund's recent improved performance as of February 28, 2007 and concluded that the Fund's performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Australia (2.0%)
	Beverages: Alcoholic
1,378,048	Foster's Group Ltd.	$7,985,405
	Construction Materials
966,317	Boral Ltd. (a)	6,165,495
	Food: Major Diversified
5,494,854	Goodman Fielder Ltd. (a)	12,580,424
	Total Australia	26,731,324
	Bermuda (2.9%)
	Industrial Conglomerates
282,794	Ingersoll-Rand Co. Ltd. (Class A)	15,403,789
205,941	Tyco International Ltd. (Bermuda)	9,131,424
		24,535,213
	Medical Specialties
311,808	Covidien Ltd.	12,940,032
	Total Bermuda	37,475,245
	Cayman Islands (1.5%)
	Property - Casualty Insurers
242,088	XL Capital Ltd. (Class A)	19,173,370
	France (6.8%)
	Construction Materials
123,145	Lafarge S.A. (a)	19,084,810
	Integrated Oil
274,528	Total S.A.	22,328,276
	Major Banks
310,917	BNP Paribas	34,033,577
	Pharmaceuticals: Major
170,037	Sanofi-Aventis (a)	14,402,071
	Total France	89,848,734
	Germany (3.0%)
	Motor Vehicles
224,911	Bayerische Motoren Werke (BMW) AG (a)	14,510,374

NUMBER OF SHARES		VALUE
253,481	DaimlerChrysler AG (Registered Shares) (a)	$25,540,973
	Total Germany	40,051,347
	Ireland (2.1%)
	Food: Specialty/Candy
581,788	Kerry Group PLC (A Shares)	17,261,138
	Major Banks
594,362	Bank of Ireland	11,021,373
	Total Ireland	28,282,511
	Italy (1.1%)
	Integrated Oil
402,550	Eni SpA (a)	14,923,388
	Japan (10.4%)
	Auto Parts: O.E.M.
897,100	Keihin Corp. (a)	17,070,134
	Chemicals: Specialty
509,100	Kuraray Co., Ltd. (a)	6,450,758
	Electrical Products
907,700	Sumitomo Electric Industries, Ltd. (a)	14,465,654
	Electronic Equipment/ Instruments
345,100	Canon Inc.	18,843,307
	Household/Personal Care
640,000	Kao Corp.	19,116,956
	Motor Vehicles
1,339,100	Nissan Motor Co., Ltd.	13,422,486
	Pharmaceuticals: Major
183,900	Takeda Pharmaceutical Co., Ltd.	12,940,103
	Pharmaceuticals: Other
215,800	Astellas Pharma Inc. (a)	10,354,942
	Property - Casualty Insurers
878,000	Mitsui Sumitomo Insurance Co., Ltd. (a)	10,314,569

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Recreational Products
348,700	Sankyo Co., Ltd. (a)	$14,120,482
	Total Japan	137,099,391
	Netherlands (4.2%)
	Food: Major Diversified
663,120	Unilever NV (Share Certificates) (a)	20,478,180
	Industrial Conglomerates
150,784	Koninklijke (Royal) Philips Electronics NV	6,807,228
	Life/Health Insurance
907,803	Aegon NV	17,390,375
	Publishing: Books/ Magazines
370,165	Wolters Kluwer NV (Share Certificates)	10,993,030
	Total Netherlands	55,668,813
	Norway (1.5%)
	Integrated Oil
587,827	Statoil ASA	20,027,295
	Singapore (0.9%)
	Other Transportation
9,107,000	ComfortDelGro Corp. Ltd.	11,890,154
	South Korea (0.8%)
	Wireless Telecommunications
370,487	SK Telecom Co., Ltd. (ADR) (a)	11,003,464
	Spain (3.6%)
	Major Banks
852,441	Banco Bilbao Vizcaya Argentaria, S.A. (a)	19,989,755
	Major Telecommunications
973,662	Telefonica S.A.	27,262,762
	Total Spain	47,252,517

NUMBER OF SHARES		VALUE
	Sweden (1.1%)
	Telecommunication Equipment
3,462,796	Telefonaktiebolaget LM Ericsson (B Shares)	$13,865,372
	Switzerland (2.1%)
	Chemicals: Agricultural
62,800	Syngenta AG (Registered Shares)*	13,545,415
	Financial Conglomerates
183,066	UBS AG (Registered Shares)	9,847,840
	Pharmaceuticals: Major
87,340	Novartis AG (Registered Shares)	4,822,201
	Total Switzerland	28,215,456
	Taiwan (0.6%)
	Major Telecommunications
447,144	Chunghwa Telecom Co., Ltd. (ADR) (a)	8,263,217
	United Kingdom (19.9%)
	Advertising/Marketing Services
1,355,632	WPP Group PLC	18,358,692
	Aerospace & Defense
1,859,941	Rolls-Royce Group PLC*	19,880,505
	Financial Conglomerates
4,440,819	Old Mutual PLC	14,562,587
	Food Retail
3,938,170	Morrison (W.M.) Supermarkets PLC	22,738,947
	Food: Specialty/Candy
2,698,477	Cadbury Schweppes PLC	31,299,956
	Integrated Oil
360,755	Royal Dutch Shell PLC (ADR) (Class A)	29,646,846

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Banks
1,555,679	Barclays PLC	$18,951,505
1,979,792	Royal Bank of Scotland Group PLC	21,262,818
		40,214,323
	Pharmaceuticals: Major
1,055,254	GlaxoSmithKline PLC	27,998,768
	Publishing: Books/ Magazines
1,277,356	Reed Elsevier PLC	16,148,879
	Tobacco
585,578	Imperial Tobacco Group PLC	26,845,318
	Wireless Telecommunications
4,286,176	Vodafone Group PLC	15,475,926
	Total United Kingdom	263,170,747
	United States (34.1%)
	Aluminum
268,239	Alcoa, Inc.	10,493,510
	Coal
307,549	Peabody Energy Corp.	14,722,371
	Computer Peripherals
887,816	EMC Corp.*	18,466,573
	Computer Processing Hardware
304,137	Hewlett-Packard Co.	15,142,981
	Electric Utilities
150,444	American Electric Power Co., Inc.	6,932,460
149,958	Dominion Resources, Inc. (a)	12,641,459
		19,573,919
	Electronic Distributors
368,046	Arrow Electronics, Inc.*	15,649,316
	Finance/Rental/Leasing
415,013	Freddie Mac	24,489,917

NUMBER OF SHARES		VALUE
	Financial Conglomerates
465,165	Citigroup, Inc.	$21,709,251
	Forest Products
88,192	Weyerhaeuser Co.	6,376,282
	Industrial Machinery
246,265	Illinois Tool Works Inc.	14,687,245
	Information Technology Services
276,050	International Business Machines Corp.	32,518,690
	Insurance Brokers/Services
614,914	Marsh & McLennan Companies, Inc. (a)	15,680,307
	Integrated Oil
286,575	Chevron Corp. (a)	26,817,689
	Investment Banks/Brokers
296,211	Merrill Lynch & Co., Inc.	21,113,920
	Major Banks
414,784	Bank of New York Mellon Corp.	18,308,566
	Major Telecommunications
206,103	AT&T Inc.	8,720,218
297,684	Verizon Communications, Inc.	13,181,448
		21,901,666
	Managed Health Care
513,695	UnitedHealth Group Inc.	24,878,249
	Miscellaneous Manufacturing
291,006	Pentair, Inc.	9,655,579
	Multi-Line Insurance
238,673	American International Group, Inc.	16,146,228
	Pharmaceuticals: Major
688,469	Pfizer, Inc.	16,819,298
487,995	Schering-Plough Corp.	15,435,282
468,263	Wyeth	20,861,117
		53,115,697

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2007 (unaudited) continued

NUMBER OF SHARES			VALUE
		Property - Casualty Insurers
	117,183	Travelers Companies, Inc. (The)	$5,898,992
		Tobacco
	618,761	Altria Group, Inc.	43,022,452
		Total United States	450,369,400
		Total Common Stocks (Cost $886,165,613)	1,303,311,745
		Investment Company (0.4%)
		Ireland
	150,181	ISHARES MSCI World (Cost $4,892,058)	5,230,804
PRINCIPAL AMOUNT IN THOUSANDS
		Short-Term Investments (11.5%)
		Short-Term Debt Securities held as Collateral on Loaned Securities (10.6%)
	$5,728	AIG-FP Matched Funding Corp., 5.73%, 12/17/07 (b)	5,727,892
	4,091	Alliance & Leister Plc., 5.83%, 09/02/08 (b)	4,091,253
	2,046	Bancaja, 5.36%, 08/12/08 (b)	2,045,627
	2,046	Bank of New York Co., Inc., 5.82%, 08/08/08 (b)	2,045,627
	2,045	BASF AG, 5.36%, 08/19/08 (b)	2,045,422
	4,091	BNP Paribas Mtn., 5.50%, 05/19/08 (b)	4,091,253
	8,183	Cam US Finance SA Unipersonal, 5.37%, 08/01/08 (b)	8,182,506
	4,091	Canadian Imperial Bank NY, 4.92%, 07/28/08 (b)	4,091,253
	2,044	CC USA Inc., 4.68%, 01/28/08 (b)	2,043,861

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$7,364	CIT Group Holdings, 5.38%, 06/18/08 (b)	$7,364,255
16,215	Citigroup Global Markets Inc., 5.26%, 10/01/07	16,214,811
4,091	Credit Suisse First Boston, NY, 4.82%, 03/14/08 (b)	4,091,253
	First Tennessee Bank
2,046	5.76%, 08/15/08 (b)	2,045,627
8,182	5.77%, 08/15/08 (b)	8,181,949
	Goldman Sachs Group, Inc.,
2,046	5.82%, 09/02/08 (b)	2,045,627
3,846	5.37%, 11/14/08 (b)	3,845,778
2,046	HSBC Finance Corp., 5.81%, 08/05/08 (b)	2,045,627
8,183	IBM Corp., 5.79%, 08/08/08 (b)	8,183,022
4,091	Macquarie Bank Ltd., 5.17%, 08/20/08 (b)	4,091,253
4,103	Marshall & Ilsley Bank, 5.37%, 12/17/07	4,102,730
6,137	Metropolitan Life Global Funding, 5.13%, 08/21/08 (b)	6,136,880
8,183	National Rural Utilites Coop., Fin., 5.73%, 09/02/08 (b)	8,182,506
4,746	Nationwide Building Society, 5.28%, 07/25/08 (b)	4,745,853
8,181	Natl Bank Canada, 5.66%, 04/02/08 (b)	8,181,345
9,818	Societe Generale, NY, 5.11%, 12/31/07 (b)	9,818,236
4,501	Unicredito Delaware Inc., 5.77%, 08/14/08 (b)	4,500,526
2,864	Unicredito Italiano Bank (IRE) PLC, 5.84%, 08/08/08 (b)	2,863,877
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $141,005,849)	141,005,849

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments  ■  September 30, 2007 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (c) (0.9%)
11,461	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $11,461,222)	$11,461,222
	Total Short-Term Investments (Cost $152,467,071)	152,467,071
Total Investments (Cost $1,043,524,742) (d)	110.5%	1,461,009,620
Liabilities in Excess of Other Assets	(10.5)	(138,929,189)
Net Assets	100.0%	$1,322,080,431

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  All or a portion of this security was on loan as of September 30, 2007.

  (b)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.

  (c)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $425,184,497 and the aggregate gross unrealized depreciation is $7,699,619, resulting in net unrealized appreciation of $417,484,878.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  ■  September 30, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$152,467,071	10.4%
Major Banks	123,567,594	8.5
Integrated Oil	113,743,494	7.8
Pharmaceuticals: Major	113,278,840	7.7
Tobacco	69,867,770	4.8
Major Telecommunications	57,427,645	3.9
Motor Vehicles	53,473,833	3.7
Food: Specialty/Candy	48,561,094	3.3
Financial Conglomerates	46,119,678	3.2
Property - Casualty Insurers	35,386,931	2.4
Food: Major Diversified	33,058,604	2.3
Information Technology Services	32,518,690	2.2
Industrial Conglomerates	31,342,441	2.1
Publishing: Books/ Magazines	27,141,909	1.9
Wireless Telecommunications	26,479,390	1.8
Construction Materials	25,250,305	1.7
Managed Health Care	24,878,249	1.7
Finance/Rental/Leasing	24,489,917	1.7
Food Retail	22,738,947	1.6
Investment Banks/ Brokers	21,113,920	1.4
Aerospace & Defense	19,880,505	1.4
Electric Utilities	19,573,919	1.3
Household/Personal Care	19,116,956	1.3

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electronic Equipment/ Instruments	$18,843,307	1.3%
Computer Peripherals	18,466,573	1.3
Advertising/Marketing Services	18,358,692	1.3
Life/Health Insurance	17,390,375	1.2
Auto Parts: O.E.M.	17,070,134	1.2
Multi-Line Insurance	16,146,228	1.1
Insurance Brokers/ Services	15,680,307	1.1
Electronic Distributors	15,649,316	1.1
Computer Processing Hardware	15,142,981	1.0
Coal	14,722,371	1.0
Industrial Machinery	14,687,245	1.0
Electrical Products	14,465,654	1.0
Recreational Products	14,120,482	1.0
Telecommunication Equipment	13,865,372	0.9
Chemicals: Agricultural	13,545,415	0.9
Medical Specialties	12,940,032	0.9
Other Transportation	11,890,154	0.8
Aluminum	10,493,510	0.7
Pharmaceuticals: Other	10,354,942	0.7
Miscellaneous Manufacturing	9,655,579	0.7
Beverages: Alcoholic	7,985,405	0.5
Chemicals: Specialty	6,450,758	0.4
Forest Products	6,376,282	0.4
Investment Company	5,230,804	0.4
	$1,461,009,620	100.0%

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements

Statement of Assets and Liabilities

September 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $1,032,063,520) (including $135,411,446 for securities loaned)	$1,449,548,398
Investments in affiliate, at value (cost $11,461,222)	11,461,222
Cash (Including foreign currency valued at $165,412 with a cost of $160,927)	295,757
Receivable for:
Dividends	3,406,711
Shares of beneficial interest sold	285,278
Foreign withholding taxes reclaimed	149,776
Investments sold	37,888
Dividends from affiliate	5,055
Prepaid expenses and other assets	50,830
Total Assets	1,465,240,915
Liabilities:
Collateral on securities loaned at value	141,005,849
Payable for:
Shares of beneficial interest redeemed	961,207
Investment advisory fee	705,072
Distribution fee	86,904
Administration fee	85,026
Transfer agent fee	29,097
Accrued expenses and other payables	287,329
Total Liabilities	143,160,484
Net Assets	$1,322,080,431
Composition of Net Assets:
Paid-in-capital	$790,110,171
Net unrealized appreciation	417,540,439
Accumulated undistributed net investment income	12,468,934
Accumulated undistributed net realized gain	101,960,887
Net Assets	$1,322,080,431
Class A Shares:
Net Assets	$797,715,043
Shares Outstanding (unlimited authorized, $.01 par value)	47,212,623
Net Asset Value Per Share	$16.90
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$17.84
Class B Shares:
Net Assets	$240,901,673
Shares Outstanding (unlimited authorized, $.01 par value)	14,074,160
Net Asset Value Per Share	$17.12
Class C Shares:
Net Assets	$20,594,808
Shares Outstanding (unlimited authorized, $.01 par value)	1,228,610
Net Asset Value Per Share	$16.76
Class D Shares:
Net Assets	$262,868,907
Shares Outstanding (unlimited authorized, $.01 par value)	15,513,671
Net Asset Value Per Share	$16.94

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statement of Operations

For the six months ended September 30, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $1,357,756 foreign withholding tax)	$19,434,519
Income from securities loaned - net	649,738
Dividends from affiliate	230,174
Interest	39,612
Total Income	20,354,043
Expenses
Investment advisory fee	4,492,276
Distribution fee (Class A shares)	1,031,820
Distribution fee (Class B shares)	279,038
Distribution fee (Class C shares)	102,629
Transfer agent fees and expenses	794,542
Administration fee	541,678
Shareholder reports and notices	104,804
Custodian fees	92,795
Professional fees	46,158
Registration fees	30,936
Trustees' fees and expenses	14,073
Other	40,404
Total Expenses	7,571,153
Less: amounts waived/reimbursed	(3,862)
Less: expense offset	(5,726)
Net Expenses	7,561,565
Net Investment Income	12,792,478
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	103,862,084
Foreign exchange transactions	62,650
Net Realized Gain	103,924,734
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(29,063,252)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	11,104
Net Change in Unrealized Appreciation/Depreciation	(29,052,148)
Net Gain	74,872,586
Net Increase	$87,665,064

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007	FOR THE YEAR ENDED MARCH 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$12,792,478	$20,132,289
Net realized gain	103,924,734	100,571,294
Net change in unrealized appreciation/depreciation	(29,052,148)	108,764,403
Net Increase	87,665,064	229,467,986
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,152,309)	(11,773,719)
Class B shares	(991,875)	(2,682,349)
Class C shares	(44,574)	(129,088)
Class D shares	(1,202,335)	(4,432,202)
Net realized gain
Class A shares	(20,846,686)	(67,300,448)
Class B shares	(6,193,742)	(14,378,805)
Class C shares	(526,294)	(1,474,060)
Class D shares	(6,876,331)	(21,577,397)
Total Dividends and Distributions	(39,834,146)	(123,748,068)
Net decrease from transactions in shares of beneficial interest	(63,723,756)	(152,352,435)
Net Decrease	(15,892,838)	(46,632,517)
Net Assets:
Beginning of period	1,337,973,269	1,384,605,786
End of Period (Including accumulated undistributed net investment income of $12,468,934 and $5,067,549, respectively)	$1,322,080,431	$1,337,973,269

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek to provide reasonable current income and long-term growth of income and capital. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at September 30, 2007 were $135,411,446 and $141,005,849, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of September 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

2. Investment Advisory, Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily the net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Investment Adviser and Sub-Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $2,114,516 for the six months ended September 30, 2007.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of September 30, 2007.

For the six months ended September 30, 2007, the distribution fee was accrued for Class B shares at an annual rate of 0.23%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,001, $69,916 and $1,234, respectively and received $74,473 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended September 30, 2007, advisory fees paid were reduced by $3,862 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $230,174 for the six months ended September 30, 2007. During the six months ended September 30, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $490,263,333 and $478,802,111, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2007 aggregated $296,210,226 and $382,872,004, respectively.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

For the six months ended September 30, 2007, the Fund incurred brokerage commissions of $2,741 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Adviser, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,422. At September 30, 2007, the Fund had an accrued pension liability of $65,370 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007		FOR THE YEAR ENDED MARCH 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	308,759	$5,237,216	1,536,463	$24,589,899
Conversion from Class B	—	—	1,053,453	15,949,916
Conversion to Class B	(3,182,561)	(54,452,206)	—	—
Reinvestment of dividends and distributions	1,267,496	21,395,337	4,627,791	70,566,264
Redeemed	(3,889,984)	(65,871,556)	(12,174,452)	(190,440,509)
Net decrease — Class A	(5,496,290)	(93,691,209)	(4,956,745)	(79,334,430)
CLASS B SHARES
Sold	495,482	8,540,158	989,939	15,852,299
Conversion to Class A	—	—	(1,040,798)	(15,949,916)
Conversion from Class A...	3,142,158	54,452,206	—	—
Reinvestment of dividends and distributions	379,373	6,487,283	992,918	15,328,715
Redeemed	(1,301,996)	(22,289,235)	(2,940,344)	(46,409,432)
Net increase (decrease) — Class B	2,715,017	47,190,412	(1,998,285)	(31,178,334)
CLASS C SHARES
Sold	71,698	1,201,357	171,189	2,696,526
Reinvestment of dividends and distributions	31,897	535,235	98,500	1,495,106
Redeemed	(87,629)	(1,467,460)	(296,409)	(4,574,003)
Net increase (decrease) — Class C	15,966	269,132	(26,720)	(382,371)
CLASS D SHARES
Sold	274,451	4,662,783	861,848	13,470,298
Reinvestment of dividends and distributions	429,322	7,264,137	1,518,452	23,183,847
Redeemed	(1,729,785)	(29,419,011)	(5,010,833)	(78,111,445)
Net decrease — Class D	(1,026,012)	(17,492,091)	(2,630,533)	(41,457,300)
Net decrease in Fund	(3,791,319)	$(63,723,756)	(9,612,283)	$(152,352,435)

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Global Dividend Growth Securities

Notes to Financial Statements  ■  September 30, 2007 (unaudited) continued

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At September 30, 2007, investments in securities of issuers in United Kingdom represented 19.9% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to post October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through.

Morgan Stanley Global Dividend Growth Securities

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.32		$15.11	$13.80	$12.68	$8.61	$11.34
Income (loss) from investment operations:
Net investment income‡	0.16		0.22	0.20	0.18	0.14	0.16
Net realized and unrealized gain (loss)	0.93		2.46	1.44	1.11	4.03	(2.74)
Total income (loss) from investment operations	1.09		2.68	1.64	1.29	4.17	(2.58)
Less dividends and distributions from:
Net investment income	(0.07)		(0.22)	(0.33)	(0.17)	(0.10)	(0.15)
Net realized gain	(0.44)		(1.25)	–	–	–	–
Total dividends and distributions	(0.51)		(1.47)	(0.33)	(0.17)	(0.10)	(0.15)
Net asset value, end of period	$16.90		$16.32	$15.11	$13.80	$12.68	$8.61
Total Return†	6.70	%(1)	18.56%	12.07%	10.40%	48.65%	(22.98)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.16	%(2)(4)	1.21%	1.22%	1.17%	1.20%	1.19%
Net investment income	1.85	%(2)(4)	1.44%	1.45%	1.39%	1.21%	1.67%
Supplemental Data:
Net assets, end of period, in thousands	$797,715		$860,097	$871,393	$34,451	$26,792	$14,421
Portfolio turnover rate	22	%(1)	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.53		$15.29	$13.79	$12.62	$8.63	$11.34
Income (loss) from investment operations:
Net investment income‡	0.16		0.24	0.22	0.11	0.05	0.09
Net realized and unrealized gain (loss)	0.94		2.49	1.44	1.13	4.02	(2.74)
Total income (loss) from investment operations	1.10		2.73	1.66	1.24	4.07	(2.65)
Less dividends and distributions from:
Net investment income	(0.07)		(0.24)	(0.16)	(0.07)	(0.08)	(0.06)
Net realized gain	(0.44)		(1.25)	–	–	–	–
Total dividends and distributions	(0.51)		(1.49)	(0.16)	(0.07)	(0.08)	(0.06)
Net asset value, end of period	$17.12		$16.53	$15.29	$13.79	$12.62	$8.63
Total Return†	6.70	%(1)	18.65%	12.10%	9.82%	47.58%	(23.58)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.14	%(2)(4)	1.12%	1.19%	1.71%	1.96%	1.97%
Net investment income	1.87	%(2)(4)	1.53%	1.48%	0.85%	0.45%	0.89%
Supplemental Data:
Net assets, end of period, in millions	$241		$188	$204	$1,141	$1,235	$998
Portfolio turnover rate	22	%(1)	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.23		$15.04	$13.66	$12.54	$8.58	$11.29
Income (loss) from investment operations:
Net investment income‡	0.09		0.11	0.10	0.09	0.05	0.09
Net realized and unrealized gain (loss)	0.92		2.44	1.42	1.12	4.00	(2.73)
Total income (loss) from investment operations	1.01		2.55	1.52	1.21	4.05	(2.64)
Less dividends and distributions from:
Net investment income	(0.04)		(0.11)	(0.14)	(0.09)	(0.09)	(0.07)
Net realized gain	(0.44)		(1.25)	–	–	–	–
Total dividends and distributions	(0.48)		(1.36)	(0.14)	(0.09)	(0.09)	(0.07)
Net asset value, end of period	$16.76		$16.23	$15.04	$13.66	$12.54	$8.58
Total Return†	6.24	%(1)	17.69%	11.25%	9.61%	47.54%	(23.61)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.91	%(2)(4)	1.96%	1.93%	1.88%	1.96%	1.97%
Net investment income	1.10	%(2)(4)	0.69%	0.74%	0.68%	0.45%	0.89%
Supplemental Data:
Net assets, end of period, in thousands	$20,595		$19,675	$18,644	$18,674	$16,336	$10,096
Portfolio turnover rate	22	%(1)	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Global Dividend Growth Securities

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED MARCH 31,
	MONTHS ENDED
	SEPTEMBER 30, 2007		2007	2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.35		$15.14	$13.83	$12.69	$8.61	$11.33
Income (loss) from investment operations:
Net investment income‡	0.18		0.26	0.24	0.21	0.15	0.17
Net realized and unrealized gain (loss)	0.93		2.46	1.43	1.13	4.04	(2.72)
Total income (loss) from investment operations	1.11		2.72	1.67	1.34	4.19	(2.55)
Less dividends and distributions from:
Net investment income	(0.08)		(0.26)	(0.36)	(0.20)	(0.11)	(0.17)
Net realized gain	(0.44)		(1.25)	–	–	–	–
Total dividends and distributions	(0.52)		(1.51)	(0.36)	(0.20)	(0.11)	(0.17)
Net asset value, end of period	$16.94		$16.35	$15.14	$13.83	$12.69	$8.61
Total Return†	6.81	%(1)	18.89%	12.33%	10.61%	49.09%	(22.80)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.91	%(2)(4)	0.97%	0.97%	0.94%	0.96%	0.97%
Net investment income	2.10	%(2)(4)	1.68%	1.70%	1.62%	1.45%	1.89%
Supplemental Data:
Net assets, end of period, in thousands	$262,869		$270,466	$290,318	$290,038	$234,691	$111,664
Portfolio turnover rate	22	%(1)	21%	21%	19%	79%	36%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized.

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Global Dividend
Growth Securities

Semiannual Report

September 30, 2007

GLBSAN
IU07–04768P–Y09/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007